Expenses and net other income (Tables)	12 Months Ended
Dec. 31, 2024
Expenses And Net Other Income [Abstract]
Disclosure of Changes in Inventories and Raw Materials and Consumables Used

Details of changes in inventories and raw materials and consumables used are as follows:

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Consumption of finished goods, raw materials and other consumables	93,426	87,933	81,002
Scrap stock, slow moving & obsolete accrual	5,275	999	864
Work carried out by other companies	8,176	6,571	3,739
Impairment of assets (see Note 11)	1,043	—	—
Total	107,920	95,503	85,605

Disclosure of Operating Expenses

Operating expenses are primarily as follows:

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Professional services	11,686	11,591	14,129
Marketing expenses	4,831	10,387	23,934
Delivery	4,462	4,580	10,291
External temporary workers	2,306	2,599	4,994
Office expense	7,428	7,970	7,296
Insurance premium	1,918	2,330	3,350
Utilities and similar expenses	4,573	3,310	4,471
Online platforms fees	385	1,212	3,381
Customs duty tax	533	577	887
Travel expenses	2,164	2,581	4,139
Short-term and low value leases	1,785	2,314	3,454
Bank Services	822	738	880
Expected credit loss for trade and other receivables (Note 13)	(176)	(120)	1,003
Repairs	2,246	1,362	509
Other impairment and losses (see Note 13)	2,264	2,013	2,870
Warranty provision (see Note 17)	555	1,299	1,738
Other	6,307	5,045	4,229
Total	54,089	59,788	91,555

Disclosure Of Net Other Income

Details of Net other income are primarily as follows:

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Negative Goodwill (Note 6)	—	11,166	—
Subsidies (Note 18)	1,198	1,706	680
Impact of disposals tangible assets (see Note 8)	(1,029)	—	—
Impact of disposals intangible assets (see Note 10)	(355)	—	—
Other	211	1,388	1,164
Total	25	14,260	1,844